Financial Assets At Fair Value - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Disclosure Of Financial Assets [Line Items]
Maturities of debt investments at fair value through other comprehensive income	$ 92,900
Financial assets at fair value through other comprehensive income	12,646	$ 73,407	[1]	$ 0	[1]
Financial assets at fair value through other comprehensive income	0	9,440	[1]	0	[1]
Level 3
Disclosure Of Financial Assets [Line Items]
Financial assets at fair value through profit or loss	0	0		0
Level 1
Disclosure Of Financial Assets [Line Items]
Financial assets at fair value through profit or loss	78,317	$ 18,368		$ 0
Wealth management products	$ 78,300

[1]
(i)    The Group elected to change its presentation currency from RMB to USD with effect from January 1, 2023 as described in Note 2 to these consolidated financial statements. The consolidated balance sheets as of January 1, 2022 and December 31, 2022 have been re-presented to reflect the Group's change in presentation currency.